Stock-based compensation - Employee stock purchase plan (Details) (TI employees 2005 stock purchase plan, USD $)	12 Months Ended
Dec. 31, 2013
TI employees 2005 stock purchase plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	681,951
Granted (in shares)	2,190,291
Exercised (in shares)	(2,386,834)
Options outstanding, Ending balance (in shares)	485,408
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-average exercise price, Beginning of period (in dollars per share)	$ 27.47
Weighted-average exercise price, Granted (in dollars per share)	$ 32.37
Weighted-average exercise price, Exercised (in dollars per share)	$ 30.10
Weighted-average exercise price, End of period (in dollars per share)	$ 36.64